MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Morgan Stanley September 29, 2017 Supplement SUPPLEMENT DATED SEPTEMBER 29, 2017 TO THE PROSPECTUS OF Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2017 (the "Fund")

The contractual advisory fee rates of the Fund have been decreased, effective September 30, 2017. Accordingly, effective September 30, 2017, the Prospectus is hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Government Money Market Trust—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses - MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST		R Class	S Class
Advisory Fee	[1]	0.15%	0.15%
Shareholder Servicing Fee		0.10%	0.10%
Other Expenses	[2]	0.11%	0.11%
Total Annual Fund Operating Expenses		0.36%	0.36%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee effective September 30, 2017.
[2]	Other Expenses have been restated to reflect Other Expenses as of July 31, 2017.

The Example information under the section of the Prospectus entitled "Fund Summary—U.S. Government Money Market Trust—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST - USD ($)	1 Year	3 Years	5 Years	10 Years
R Class	37	116	202	456
S Class	37	116	202	456

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.